CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 248	$ 708	$ 828
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	120	(166)	94
Changes in retirement plans’ funded status	158	(282)	87
Foreign currency translation	(359)	125	(510)
Unrealized loss on available for sale securities			(1)
Share of other comprehensive loss of entities using the equity method	(47)	(44)	(23)
Other comprehensive loss, net of tax	(128)	(367)	(353)
Comprehensive income	120	341	475
Less: comprehensive income (loss) attributable to noncontrolling interests	(7)	(6)	132
Comprehensive income attributable to CNH Industrial N.V.	$ 127	$ 347	$ 343